Customer accounts and amounts due to banks (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Customer accounts and amounts due to banks
Individuals' current/demand accounts	₽ 1,539	₽ 11,553
Legal entities' current/demand accounts	6,995	4,599
Term deposits	1,156	3,251
Due to banks	2,647	2,560
Total customer accounts and amounts due to banks	12,337	21,963
Including long-term deposits	₽ 36	₽ 444